Unaudited Condensed Consolidated Statements of Cash Flows	3 Months Ended
Mar. 31, 2023 CNY (¥)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based payment expenses	¥ 3,160,986
Changes in operating assets and liabilities:
Net cash used in operating activities	(85,359,921)
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(67,427,246)
Proceeds from sales of short-term investment	117,665,553
Net cash provided by/(used in) investing activities	50,238,307
Cash flows from financing activities:
Proceeds from bank borrowings	124,073,291
Repayment of bank borrowings	(85,830,984)
Payment to Shaolin due to ESA Transaction	(80,917,612)
Proceeds from financing through Popeyes Transaction	(206,658,000)
Net cash provided by financing activities	163,982,695
Effect of foreign currency exchange rate changes on cash	(3,368,197)
Net increase/(decrease) in cash	125,492,884
Cash at beginning of the period	239,077,430
Cash at end of the period	364,570,314
Supplemental disclosure of cash flow information:
Interest expenses paid	¥ 4,423,367